Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Deferred Tax Assets and Deferred Tax Liabilities [Abstract]
Allowance for expected credit losses	$ 575,376	$ 533,345